Debt securities in issue - Summary of debt securities in issue (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,711,852	$ 2,642,569
Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	73,150	72,353
Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	141,426	127,321
Bonds and medium-term notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	160,632	145,240
Other debt securities in issue
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	37,115	27,027
Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	197,747	172,267
Debt securities | Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	27	978
Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	103,803	93,140
Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	93,917	78,149
HSBC Holdings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	143,843	127,985
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	43,638	32,123
HSBC Holdings | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	100,428	92,361
HSBC Holdings | Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	35,189	25,423
HSBC Holdings | Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 65,239	$ 66,938